Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 19.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	248,612	249,406
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	78,890	78,878
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class A
10/15/2024	0.370%	274,116	274,268
Series 2021-3 Class A
06/13/2025	0.330%	1,152,617	1,152,526
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	375,000	376,346
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	200,000	200,081
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	1,000,000	1,020,747
CarMax Auto Owner Trust(b)
Series 2020-3 Class A2B
1-month USD LIBOR + 0.250% 06/15/2023	0.334%	383,206	383,313
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	700,000	700,124
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	725,000	732,057
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	659,496	662,386
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	458,095	460,231
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	525,000	543,814
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	189,411	190,313
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	322,833	322,617
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	773,482	773,744
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FREED ABS Trust(a)
Series 2021-3FP Class A
11/20/2028	0.620%	125,000	124,998
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	150,000	149,850
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,050,000	1,066,244
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	300,000	299,902
GM Financial Consumer Automobile Receivables Trust
Series 2021-3 Class A2
08/16/2024	0.210%	1,000,000	1,000,426
HPEFS Equipment Trust(a)
Series 2021-2A Class A2
09/20/2028	0.300%	300,000	299,865
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	400,000	399,506
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	650,000	649,780
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	1,250,000	1,250,386
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	241,626	241,449
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	757,035	757,424
Lendingpoint Asset Securitization Trust(a),(c)
Series 2021-B Class A
02/15/2029	1.110%	500,000	499,962
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	144,940	144,853
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	518,909	518,993
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	629,198	634,041
Series 2020-A Class A2
04/09/2024	0.740%	311,387	312,441
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	1,000,000	1,017,776
Nissan Master Owner Trust Receivables(b)
Series 2019-B Class A
1-month USD LIBOR + 0.430% 11/15/2023	0.514%	1,050,000	1,050,403
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	1,250,000	1,248,093
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	944,743	947,280
Series 2021-3 Class A
05/15/2029	1.150%	500,000	500,159
Santander Drive Auto Receivables Trust
Series 2021-3 Class A2
05/15/2024	0.290%	1,250,000	1,250,331
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	500,000	499,821
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	387,426	387,166
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	180,746	180,744
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	120,237	120,142
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	187,232	188,189
Series 2021-3 Class A
07/20/2031	0.830%	688,156	688,484
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	300,000	298,917
World Omni Automobile Lease Securitization Trust
Series 2021-A Class A2
04/15/2024	0.210%	1,300,000	1,299,852
Total Asset-Backed Securities — Non-Agency (Cost $26,169,389)			26,148,328

Corporate Bonds & Notes 24.7%

Aerospace & Defense 0.5%
L3Harris Technologies, Inc.
06/15/2023	3.850%	340,000	358,343
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2024	3.200%	350,000	370,740
Total			729,083
Automotive 0.4%
Toyota Motor Credit Corp.
06/14/2024	0.500%	490,000	486,386
Banking 9.4%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	0.868%	500,000	505,394
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	0.705%	360,000	362,111
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	0.529%	700,000	701,954
Bank of Montreal(b)
SOFR + 0.265% 09/15/2023	0.315%	450,000	450,522
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	1.179%	450,000	454,718
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	0.430%	500,000	500,862
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	0.774%	350,000	353,800
Citigroup, Inc.(b)
3-month USD LIBOR + 0.690% 10/27/2022	0.819%	695,000	698,912
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.700% 03/10/2022	0.816%	350,000	351,014
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	0.599%	450,000	452,350
Discover Bank
02/06/2023	3.350%	325,000	336,830
DNB Bank ASA(a)
12/02/2022	2.150%	360,000	368,053
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	1.721%	650,000	668,524
HSBC Holdings PLC(d)
08/17/2024	0.732%	407,000	407,299

2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(d)
04/01/2023	3.207%	685,000	694,605
Lloyds Bank PLC
08/14/2022	2.250%	325,000	330,699
Morgan Stanley(d)
04/05/2024	0.731%	600,000	602,024
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	0.524%	360,000	361,463
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	0.629%	426,000	427,592
Royal Bank of Canada(b)
3-month USD LIBOR + 0.360% 01/17/2023	0.494%	460,000	461,633
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.645% 12/12/2022	0.759%	500,000	503,266
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	350,000	351,576
Toronto-Dominion Bank (The)(b)
SOFR + 0.450% 09/28/2023	0.500%	510,000	513,285
Truist Bank(b)
SOFR + 0.200% 01/17/2024	0.250%	400,000	400,247
UBS AG(a)
02/09/2024	0.450%	450,000	447,640
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	1.359%	685,000	693,767
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	0.892%	350,000	354,943
Total			12,755,083
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	1.776%	350,000	359,720
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	0.756%	291,000	294,554
Total			654,274
Chemicals 0.3%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.235%	350,000	356,608
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	375,000	375,171
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	0.666%	375,000	378,240
Total			753,411
Diversified Manufacturing 0.6%
General Electric Co.
10/09/2022	2.700%	450,000	460,564
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.370% 08/08/2022	0.495%	13,000	13,038
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	400,000	400,398
Total			874,000
Electric 2.1%
CenterPoint Energy, Inc.
09/01/2022	2.500%	300,000	305,599
Consumers Energy Co.
08/15/2023	3.375%	297,000	311,118
DTE Energy Co.
11/01/2022	2.250%	325,000	331,462
Duke Energy Progress LLC(b)
3-month USD LIBOR + 0.180% 02/18/2022	0.305%	300,000	300,003
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	0.300%	321,000	321,009
Florida Power & Light Co.(b)
SOFR + 0.250% 05/10/2023	0.300%	375,000	375,038
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	0.350%	219,000	218,316
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	0.380%	353,000	353,307
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	325,000	332,682
Total			2,848,534
Food and Beverage 0.8%
Campbell Soup Co.
03/15/2023	3.650%	325,000	339,105

Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
01/25/2023	3.200%	350,000	360,119
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.491%	66,000	66,129
Tyson Foods, Inc.
09/28/2023	3.900%	271,000	288,413
Total			1,053,766
Health Care 0.5%
Becton Dickinson and Co.
06/06/2024	3.363%	360,000	382,690
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.016%	350,000	354,519
Total			737,209
Healthcare Insurance 0.2%
Anthem, Inc.
12/01/2022	2.950%	325,000	334,055
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	275,000	275,217
Integrated Energy 0.7%
BP Capital Markets PLC
11/06/2022	2.500%	300,000	307,263
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	0.327%	300,000	300,689
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	0.521%	350,000	352,155
Total			960,107
Life Insurance 0.9%
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	222,000	222,225
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	0.270%	209,000	209,185
Pricoa Global Funding I(a)
09/21/2022	2.450%	410,000	419,077
Principal Life Global Funding II(a)
01/08/2024	0.500%	425,000	424,231
Total			1,274,718
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.5%
Discovery Communications LLC
03/20/2023	2.950%	325,000	336,178
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	0.510%	300,000	300,874
Total			637,052
Midstream 1.1%
Enbridge, Inc.(c)
10/04/2023	0.550%	186,000	186,118
Energy Transfer Partners LP
02/01/2023	3.600%	250,000	257,680
Enterprise Products Operating LLC
02/15/2024	3.900%	190,000	202,792
Kinder Morgan, Inc.
01/15/2023	3.150%	250,000	258,166
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	83,000	84,845
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	200,000	199,951
Williams Companies, Inc. (The)
08/15/2022	3.350%	275,000	280,037
Total			1,469,589
Pharmaceuticals 1.5%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	0.781%	400,000	402,548
Amgen, Inc.
08/19/2023	2.250%	370,000	381,750
AstraZeneca PLC
05/26/2023	0.300%	350,000	349,893
Bristol-Myers Squibb Co.
11/13/2023	0.537%	425,000	425,063
Roche Holdings, Inc.(a)
01/28/2022	1.750%	425,000	426,551
Total			1,985,805
Property & Casualty 0.6%
American International Group, Inc.
02/15/2024	4.125%	325,000	350,889
Chubb INA Holdings, Inc.
03/13/2023	2.700%	75,000	77,590
Loews Corp.
05/15/2023	2.625%	325,000	334,981
Total			763,460

4	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
CSX Corp.
08/01/2024	3.400%	145,000	155,669
Union Pacific Corp.
01/15/2023	2.950%	175,000	179,628
Total			335,297
Refining 0.2%
Phillips 66(b)
3-month USD LIBOR + 0.620% 02/15/2024	0.745%	250,000	250,125
Technology 1.8%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	350,000	371,233
Fidelity National Information Services, Inc.
03/01/2023	0.375%	350,000	350,169
International Business Machines Corp.
05/13/2022	2.850%	350,000	355,795
Microchip Technology, Inc.(a)
02/15/2024	0.972%	315,000	315,148
Oracle Corp.
10/15/2022	2.500%	325,000	332,371
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	0.859%	350,000	352,985
RELX Capital, Inc.
03/16/2023	3.500%	335,000	349,057
Total			2,426,758
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	275,000	285,781
United Parcel Service, Inc.(b)
3-month USD LIBOR + 0.380% 05/16/2022	0.505%	50,000	50,100
Total			335,881
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	325,000	338,285
Wirelines 0.7%
AT&T, Inc.(b)
SOFR + 0.640% 03/25/2024	0.690%	525,000	525,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(b)
3-month USD LIBOR + 1.000% 03/16/2022	1.118%	475,000	477,052
Total			1,002,918
Total Corporate Bonds & Notes (Cost $33,649,667)			33,637,621

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
06/29/2022	2.450%	300,000	305,030
Province of Quebec
01/31/2022	2.375%	300,000	302,132
Total			607,162
Total Foreign Government Obligations (Cost $607,516)			607,162

Residential Mortgage-Backed Securities - Non-Agency 3.7%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.936%	700,000	709,300
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	275,000	275,227
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M1
30-day Average SOFR + 0.650% 01/25/2034	0.700%	697,891	698,023
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	700,000	700,120
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	350,000	350,327
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	300,000	299,945
VCAT Asset Securitization LLC(a),(f),(g),(h)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,025,000	1,025,000
VCAT LLC(a),(f)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	734,302	734,116

Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL5 Class A1
08/25/2061	1.868%	274,754	274,584
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $5,071,453)			5,066,642

Treasury Bills 1.3%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.3%
U.S. Treasury Bills
12/02/2021	0.040%	1,770,000	1,769,881
Total Treasury Bills (Cost $1,769,889)			1,769,881

U.S. Government & Agency Obligations 1.4%

Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + 0.030% 11/02/2021	0.110%	280,000	280,015
1-month USD LIBOR + 0.020% 11/26/2021	0.110%	1,600,000	1,600,189
Total U.S. Government & Agency Obligations (Cost $1,880,197)			1,880,204
Money Market Funds 25.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(i),(j)	34,362,145	34,358,709
Total Money Market Funds (Cost $34,345,484)		34,358,709
Total Investments in Securities (Cost: $103,493,595)		103,468,547
Other Assets & Liabilities, Net		32,727,931
Net Assets		136,196,478

At September 30, 2021, securities and/or cash totaling $11,528,512 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	38	11/2021	USD	2,946,140	542,838	—
Brent Crude	29	01/2022	USD	2,205,740	309,240	—
Brent Crude	60	03/2022	USD	4,490,400	359,932	—
Brent Crude	30	05/2022	USD	2,212,500	144,401	—
Coffee	2	12/2021	USD	145,500	48,043	—
Coffee	1	12/2021	USD	72,750	24,408	—
Coffee	28	03/2022	USD	2,066,400	396,427	—
Coffee	28	05/2022	USD	2,077,950	86,609	—
Copper	1	12/2021	USD	102,225	12,040	—
Copper	27	03/2022	USD	2,748,938	—	(155,812)
Copper	27	05/2022	USD	2,742,525	—	(163,674)
Corn	28	12/2021	USD	751,450	88,397	—
Corn	17	12/2021	USD	456,238	67,632	—
Corn	104	03/2022	USD	2,831,400	—	(24,485)
Corn	103	05/2022	USD	2,827,350	—	(22,850)
Cotton	38	12/2021	USD	2,010,200	327,971	—
Cotton	4	12/2021	USD	211,600	56,147	—
Cotton	17	03/2022	USD	882,980	158,028	—
Cotton	18	05/2022	USD	926,550	104,848	—
Gas Oil	19	11/2021	USD	1,283,450	106,351	—
Gas Oil	4	11/2021	USD	270,200	71,808	—
6	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	14	01/2022	USD	933,450	208,423	—
Gas Oil	14	03/2022	USD	921,200	113,102	—
Gas Oil	28	05/2022	USD	1,817,200	195,561	—
Gold 100 oz.	16	12/2021	USD	2,811,200	70,583	—
Gold 100 oz.	17	02/2022	USD	2,989,450	—	(79,995)
Gold 100 oz.	5	04/2022	USD	879,850	11,845	—
Gold 100 oz.	30	04/2022	USD	5,279,100	—	(47,879)
Gold 100 oz.	17	06/2022	USD	2,993,530	—	(68,948)
Lead	18	11/2021	USD	945,225	—	(78,364)
Lean Hogs	71	12/2021	USD	2,425,360	279,741	—
Lean Hogs	13	02/2022	USD	453,570	9,862	—
Lean Hogs	26	04/2022	USD	925,860	36,748	—
Lean Hogs	12	06/2022	USD	459,600	23,280	—
Live Cattle	10	12/2021	USD	502,900	3,874	—
Live Cattle	10	12/2021	USD	502,900	—	(7,033)
Live Cattle	19	02/2022	USD	992,940	—	(8,294)
Live Cattle	37	04/2022	USD	1,981,720	—	(79,886)
Live Cattle	19	06/2022	USD	976,600	—	(14,181)
Natural Gas	104	10/2021	USD	6,101,680	2,672,721	—
Natural Gas	114	12/2021	USD	6,923,220	2,550,984	—
Natural Gas	125	02/2022	USD	6,896,250	2,692,424	—
Natural Gas	37	04/2022	USD	1,414,880	140,568	—
Nickel	6	01/2022	USD	645,462	52,329	—
Nickel	6	03/2022	USD	645,030	—	(9,649)
Nickel	12	05/2022	USD	1,289,124	—	(117,728)
NY Harbor ULSD Heat Oil	18	10/2021	USD	1,767,906	135,421	—
NY Harbor ULSD Heat Oil	2	10/2021	USD	196,434	50,131	—
NY Harbor ULSD Heat Oil	7	12/2021	USD	682,668	139,989	—
NY Harbor ULSD Heat Oil	8	02/2022	USD	767,189	59,025	—
NY Harbor ULSD Heat Oil	15	04/2022	USD	1,412,460	113,993	—
Primary Aluminum	4	11/2021	USD	285,675	79,381	—
Primary Aluminum	13	11/2021	USD	928,444	—	(6,019)
Primary Aluminum	19	01/2022	USD	1,354,581	258,649	—
Primary Aluminum	20	03/2022	USD	1,421,875	184,801	—
Primary Aluminum	39	05/2022	USD	2,755,106	128,572	—
RBOB Gasoline	22	10/2021	USD	2,027,256	199,797	—
RBOB Gasoline	2	10/2021	USD	184,296	51,683	—
RBOB Gasoline	1	10/2021	USD	92,148	27,479	—
RBOB Gasoline	8	12/2021	USD	718,469	148,128	—
RBOB Gasoline	8	02/2022	USD	719,846	47,261	—
RBOB Gasoline	16	04/2022	USD	1,514,755	83,534	—
Silver	7	12/2021	USD	771,645	—	(42,294)
Silver	14	03/2022	USD	1,546,300	—	(209,560)
Silver	14	05/2022	USD	1,548,190	—	(118,333)
Soybean	5	11/2021	USD	314,000	24,240	—
Soybean	4	11/2021	USD	251,200	19,230	—
Soybean	20	01/2022	USD	1,265,500	—	(107,121)
Soybean	20	03/2022	USD	1,272,000	—	(52,047)
Soybean	39	05/2022	USD	2,493,075	—	(81,023)
Soybean Meal	4	12/2021	USD	131,480	—	(16,571)
Soybean Meal	7	12/2021	USD	230,090	—	(18,531)
Soybean Meal	19	01/2022	USD	628,900	—	(56,336)
Soybean Meal	19	03/2022	USD	633,460	—	(43,829)
Soybean Meal	38	05/2022	USD	1,280,980	—	(62,939)
Soybean Oil	20	12/2021	USD	704,280	221,584	—
Soybean Oil	29	01/2022	USD	1,018,770	—	(67,033)
Soybean Oil	29	03/2022	USD	1,013,898	—	(13,886)
Soybean Oil	33	05/2022	USD	1,146,222	16,790	—
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	24	05/2022	USD	833,616	—	(19,891)
Sugar #11	90	02/2022	USD	2,050,272	447,647	—
Sugar #11	165	04/2022	USD	3,651,648	79,407	—
Wheat	8	12/2021	USD	290,200	35,592	—
Wheat	4	12/2021	USD	146,350	26,230	—
Wheat	1	12/2021	USD	36,275	4,668	—
Wheat	41	03/2022	USD	1,509,825	119,825	—
Wheat	24	03/2022	USD	887,100	114,939	—
Wheat	24	05/2022	USD	889,800	19,184	—
Wheat	25	05/2022	USD	924,375	12,014	—
Wheat	16	05/2022	USD	591,600	—	(6,528)
WTI Crude	39	10/2021	USD	2,926,170	552,911	—
WTI Crude	11	10/2021	USD	825,330	224,941	—
WTI Crude	37	12/2021	USD	2,745,030	594,857	—
WTI Crude	38	02/2022	USD	2,773,620	279,167	—
WTI Crude	77	04/2022	USD	5,526,290	440,921	—
Zinc	1	11/2021	USD	74,613	7,759	—
Zinc	11	01/2022	USD	821,700	37,932	—
Zinc	11	03/2022	USD	821,150	7,489	—
Zinc	21	05/2022	USD	1,565,550	—	(24,283)
Total					16,962,336	(1,825,002)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(32)	12/2021	USD	(7,041,750)	4,437	—
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $30,328,330, which represents 22.27% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $1,025,000, which represents 0.75% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	57,858,771	212,938,065	(236,437,400)	(727)	34,358,709	728	41,970	34,362,145
8	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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